[LOGO OF LINCOLN FINANCIAL GROUP]










                                                Lincoln National Bond Fund, Inc.
                                                                   Annual Report
                                                               December 31, 2000

Lincoln National Bond Fund, Inc.

Index

      Commentary

      Statement of Net Assets

      Statement of Assets and Liabilities

      Statement of Operations

      Statements of Changes in Net Assets

      Financial Highlights

      Notes to Financial Statements

      Report of Ernst &Young LLP, Independent Auditors

Lincoln National Bond Fund, Inc.

Managed by: [LOGO OF LINCOLN FINANCIAL GROUP]


For the year ended December 31, 2000, the Fund had a total return of 10.9%, versus the Lehman Brothers Government/Credit Index* return of 11.9%. By the end of the fourth quarter, the Federal Reserve had adopted a neutral stance and the Fed rate hikes were clearly behind the market. The Treasury curve began to normalize as many investors believed the Fed would be forced to ease short-term interest rates in order to rescue a downward spiraling economy. As the year progressed, it seemed that investors fled to the U. S. Treasury market for both safety and in anticipation of declining interest rates.

The Fund underperformed for the year, as deteriorating corporate credit negatively impacted our overweighting in corporate bonds versus the index during the first three quarters of fiscal 2000. At the end of the third quarter, we dramatically decreased our exposure to the corporate sector and increased Treasury weightings.

While we remain cautious on the fundamental underpinnings of the overall economy, a Federal Reserve easing coupled with positive market technical data could bode well for corporate spreads over the near term. In this current market environment, we plan to increase our corporate weighting versus the index in fiscal 2001.


Ryan Brist

[CHART APPEARS HERE]

This chart illustrates, hypothetically, that $10,000 was invested in the Bond Fund on 1/1/91. As the chart shows, by December 31, 2000, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $21,252. For comparison, look at how the Lehman Brothers Government/Credit Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,598. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return                                           Ended
on investments                                                  12/31/00
--------------------------------------------------------------------------
One Year                                                        +10.88%
Five Years                                                      + 5.61%
Ten Years                                                       + 7.83%

* Lehman Brothers Gov't/Credit Index - Measures performance of diversified, investment grade, bond issues. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

                                  Bond Fund 1

Lincoln National Bond Fund, Inc.

Statement of Net Assets
December 31, 2000

Investments:
                                                    Par           Market
Long-Term Debt Instruments:                         Amount        Value
-----------------------------------------------------------------------------
U.S. Government & Agency Obligations: 41.6%
-----------------------------------------------------------------------------
Federal Home Loan Bank
  6.00%, 6/11/08                                    $1,200,000    $1,206,197
  6.75%, 2/1/02                                      5,350,000     5,407,914
  7.00%, 7/15/05                                     5,500,000     5,777,711
Federal Home Loan Mortgage Corporation
  7.30%, 12/1/12                                     2,866,646     2,916,812
Federal National Mortgage Association
  7.07%, 7/24/06 Strip principal*                    9,500,000     6,879,235
  7.125%, 6/15/10                                    8,700,000     9,437,247
U.S. Treasury Bond
  7.25%, 5/15/16                                     8,320,000     9,797,341
  6.125%, 8/15/29                                   30,698,000    33,441,664
U.S. Treasury Note
  5.25%, 8/15/03                                    19,315,000    19,369,661
  5.75%, 10/31/02                                    9,625,000     9,714,416
  5.75%, 11/15/05                                   15,430,000    15,936,906
  5.75%, 8/15/10                                     3,000,000     3,145,080
  6.125%, 12/31/01                                   8,000,000     8,050,816
  6.625%, 5/15/07                                    8,575,000     9,251,893
-----------------------------------------------------------------------------
                                                                 140,332,893
Asset-Backed Securities: 1.3%
-----------------------------------------------------------------------------
Ford Motor Auto Owner Trust
  6.62%, 7/15/04                                     1,500,000     1,525,584
Peoplefirst.com Auto Receivables Trust 2000-2 A4
  6.43%, 9/15/07                                     1,500,000     1,511,484
Vanderbilt Mortgage 1999-A 1A2
  5.965%, 3/7/12                                     1,300,000     1,295,637
-----------------------------------------------------------------------------
                                                                   4,332,705
Collateralized Mortgage Obligations: 6.0%
-----------------------------------------------------------------------------
CMAT 1999-C1 A1
  6.25%, 8/17/06                                     2,254,869     2,259,097
Comm Series 2000-C1 A1
  7.206%, 9/15/08                                    2,628,408     2,734,930
Federal Home Loan Mortgage
  6.1908%, 10/15/06                                  1,470,468     1,451,628
Federal National Mortgage Association
  6.50%, 12/1/14                                     2,999,701     3,004,388
  6.50%, 9/25/21                                     2,804,313     2,807,622
FUNBC 1999-C4 A2
  7.39%, 11/15/09                                    3,560,000     3,773,677
Norwest Asset Security 1999-5
  6.25%, 3/25/14                                     4,144,951     4,125,522
-----------------------------------------------------------------------------
                                                                  20,156,864
Banking, Finance & Insurance: 9.9%
-----------------------------------------------------------------------------
AT&T Capital
  7.47%, 5/11/05                                     2,750,000     2,809,348
Ahmanson, H. F.
  8.25%, 10/1/02                                     2,000,000     2,054,988
Barnett Bank
  6.90%, 9/1/05                                      1,500,000     1,537,296
Bear Stearns
  7.00%, 3/1/07                                      1,000,000       993,302
Citigroup
  6.75%, 12/1/05                                     1,750,000     1,790,201
  7.25%, 10/1/10                                     2,000,000     2,064,332
First Bank System
  6.875%, 9/15/07                                    1,000,000     1,009,267
First Union
  8.00%, 8/15/09                                     2,000,000     2,022,786
Harris Bancorp
  9.375%, 6/1/01                                       250,000       252,736
ING Capital Funding III
  8.439%, 12/31/49                                   1,500,000     1,529,110
Lehman Brothers
  11.625%, 5/15/05                                     750,000       882,062
Mercantile Bancorp
  7.30%, 6/15/07                                     1,325,000     1,355,500

                                                   Par           Market
Banking, Finance & Insurance (Cont.)               Amount        Value
-----------------------------------------------------------------------------
Morgan Stanley Group
  6.875%, 3/1/07                                   $ 2,250,000   $ 2,268,925
National Westminster Bank
  9.45%, 5/1/01                                        500,000       504,990
Osprey Trust
  7.797%, 1/15/03                                    2,075,000     2,100,572
PNC Funding
  6.875%, 7/15/07                                    1,187,000     1,190,002
PSE&G Capital
  6.25%, 5/15/03                                     2,500,000     2,484,763
Simon DeBartolo Group
  7.125%, 6/24/05                                      520,000       519,347
UBS Preferred Funding Trust I
  8.622%, 12/29/49                                   3,600,000     3,785,821
Union Bank Switzerland
  7.25%, 7/15/06                                     2,250,000     2,317,736
-----------------------------------------------------------------------------
                                                                  33,473,084
Building & Materials: 0.3%
-----------------------------------------------------------------------------
Georgia-Pacific
  9.95%, 6/15/02                                     1,000,000     1,003,133
-----------------------------------------------------------------------------

Cable, Media & Publishing: 1.3%
-----------------------------------------------------------------------------
Charter Communications
  8.625%, 4/1/09                                       300,000       273,750
Frontiervision Holdings LP
  11.875%, 9/15/07                                     300,000       259,500
Insight Midwest
  10.50%, 11/1/10                                      500,000       521,250
News America Holdings
  8.45%, 8/1/34                                      1,500,000     1,601,762
Time Warner
  9.15%, 2/1/23                                      1,410,000     1,653,363
-----------------------------------------------------------------------------
                                                                   4,309,625
Chemicals: 0.1%
-----------------------------------------------------------------------------
Polymer Group
  9.00%, 7/1/07                                        300,000       199,500
-----------------------------------------------------------------------------

Electronics & Electrical Equipment: 0.6%
-----------------------------------------------------------------------------
Arrow Electronics
  8.20%, 10/1/03                                     2,050,000     2,052,136
-----------------------------------------------------------------------------

Energy: 2.6%
-----------------------------------------------------------------------------
Consumers Energy
  6.20%, 5/1/08                                      1,000,000       982,660
Enron
  9.50%, 6/15/01                                     1,000,000     1,010,637
Occidental Petroleum
  9.25%, 8/1/19                                      1,300,000     1,493,982
PSE&G Energy Holdings
  9.125%, 2/10/04                                    1,000,000     1,026,323
Petro-Canada
  8.60%, 10/15/01                                    1,500,000     1,525,338
Petroleos Mexicanos
  9.50%, 9/15/27                                     2,600,000     2,593,500
-----------------------------------------------------------------------------
                                                                   8,632,440
Environmental Services: 0.3%
-----------------------------------------------------------------------------
Waste Management
  6.625%, 7/15/02                                      875,000       858,138
-----------------------------------------------------------------------------

Food, Beverage & Tobacco: 0.2%
-----------------------------------------------------------------------------
Nabisco
  7.55%, 6/15/15                                       750,000       708,534
-----------------------------------------------------------------------------

Foreign Bonds: 2.6%
-----------------------------------------------------------------------------
Brazil Federal Republic
  11.00%, 8/17/40                                    3,170,000     2,588,305
Brazil - C Bond
  8.00%, 4/15/14                                     1,847,115     1,418,215
Mexican United States
  9.875%, 2/1/10                                     3,000,000     3,226,500
National Government Bulgaria
  7.75%, 7/28/11                                     2,000,000     1,504,918
-----------------------------------------------------------------------------
                                                                   8,737,938

                                  Bond Fund 2

                                                    Par           Market
Healthcare & Pharmaceuticals: 1.5%                  Amount        Value
-----------------------------------------------------------------------------
Allegiance
  7.30%, 10/15/06                                   $  750,000    $  769,481
Columbia HCA
  8.85%, 1/1/07                                        300,000       314,714
Lilly Eli & Company
  8.375%, 2/7/05                                     2,250,000     2,426,067
Tenet Healthcare
  8.00%, 1/15/05                                       300,000       305,250
UnitedHealth Care
  7.50%, 11/15/05                                    1,250,000     1,294,494
-----------------------------------------------------------------------------
                                                                   5,110,006
Industrial Machinery: 4.2%
-----------------------------------------------------------------------------
McLeodusa
  12.00%, 4/15/08                                      300,000       304,500
Cinergy Corporation
  6.53%, 12/16/08                                    2,250,000     2,090,311
Norsk Hydro
  6.70%, 1/15/18                                       700,000       654,699
  7.75%, 6/15/23                                     1,000,000     1,035,407
Panamasat
  6.00%, 1/15/03                                     1,750,000     1,693,456
Seagate Technologies
  12.50%, 11/15/07                                   1,400,000     1,330,000
USX Corporation
  6.65%, 2/1/06                                      2,500,000     2,502,103
  6.85%, 3/1/08                                      1,800,000     1,741,680
  9.125%, 1/15/13                                      800,000       897,310
Viacom
  7.70%, 7/30/10                                     1,750,000     1,841,730
-----------------------------------------------------------------------------
                                                                  14,091,196
Leisure, Lodging & Entertainment: 0.5%
-----------------------------------------------------------------------------
Mirage Resorts
  6.625%, 2/1/05                                     1,850,000     1,799,806
-----------------------------------------------------------------------------

Metals & Mining: 1.9%
-----------------------------------------------------------------------------
Alcan Aluminum
  8.875%, 1/15/22                                      500,000       534,556
Cyprus Amax Minerals
  7.375%, 5/15/07                                    2,500,000     2,460,595
Inco
  9.60%, 6/15/22                                     1,000,000       994,898
Newmont Gold
  8.91%, 1/5/09                                        606,864       649,952
Placer Dome
  7.37%, 6/3/26                                      1,000,000       985,055
Placer Dome Series A
  7.31%, 1/26/21                                     1,000,000       868,253
-----------------------------------------------------------------------------
                                                                   6,493,309
Miscellaneous: 0.7%
-----------------------------------------------------------------------------
Enserch
  6.25%, 1/1/03                                      2,500,000     2,506,705
-----------------------------------------------------------------------------

Paper & Forest Products: 0.2%
-----------------------------------------------------------------------------
Buckeye Cellulose
  8.50%, 12/15/05                                      150,000       142,687
Georgia-Pacific
  7.75%, 11/15/29                                      650,000       518,594
-----------------------------------------------------------------------------
                                                                     661,281
Retail: 1.8%
-----------------------------------------------------------------------------
Federated Department Stores
  6.79%, 7/15/27                                     2,350,000     2,297,858
Lowes
  7.50%, 12/15/05                                    2,900,000     2,961,294
Saks
  7.00%, 7/15/04                                       500,000       362,500
  7.25%, 12/1/04                                       600,000       435,000
-----------------------------------------------------------------------------
                                                                   6,056,652

                                                    Par          Market
Telecommunications: 7.3%                            Amount       Value
-----------------------------------------------------------------------------
360 Networks
  13.00%, 5/1/08                                    $  725,000   $   583,625
Bellsouth Capital Funding
  7.875%, 2/15/30                                      490,000       504,127
British Telecom
  8.625%, 12/15/30                                   7,700,000     7,730,538
Global Crossing
  9.125%, 11/15/06                                     300,000       288,750
KPN
  8.00%, 10/1/10                                     1,500,000     1,405,448
Nextlink Communications
  10.75%, 6/1/09                                       500,000       412,500
Nynex
  9.55%, 5/1/10                                      1,139,820     1,254,166
Pacificorp
  9.15%, 8/9/11                                      2,000,000     2,300,818
Telefonica Europe
  7.75%, 9/15/10                                     1,575,000     1,597,102
  8.25%, 9/15/30                                     1,500,000     1,519,751
U.S. Cellular
  7.25%, 8/15/07                                     1,500,000     1,520,898
Williams Communications Group
  10.875%, 10/1/09                                     300,000       225,000
Worldcom
  6.25%, 8/15/03                                     3,000,000     2,931,501
  6.40%, 8/15/05                                     2,420,000     2,331,551
-----------------------------------------------------------------------------
                                                                  24,605,775
Textiles, Apparel & Furniture: 0.4%
-----------------------------------------------------------------------------
Champion International
  7.625%, 9/1/23                                     1,500,000     1,388,343
-----------------------------------------------------------------------------

Transportation & Shipping: 2.6%
-----------------------------------------------------------------------------
American Airline
  10.18%, 1/2/13                                     1,500,000     1,619,385
Burlington Northern Railroad
  6.94%, 1/2/14                                        437,708       429,597
Chicago & Northwestern Transportation
  6.25%, 7/30/12                                     1,225,447     1,192,507
Federal Express
  7.96%, 3/28/17                                     1,129,243     1,134,358
Ryder System
  6.27%, 7/29/02                                     3,000,000     2,942,907
United Airlines
  9.35%, 4/7/16                                      1,500,000     1,481,175
-----------------------------------------------------------------------------
                                                                   8,799,929
Utilities: 5.3%
-----------------------------------------------------------------------------
Beaver Valley Funding
  9.00%, 6/1/17                                      2,250,000     2,430,000
Colonial Gas Series A
  6.81%, 5/19/27                                     1,500,000     1,506,042
ESI Tractebel
  7.99%, 12/30/11                                      300,000       282,750
Great Lakes Power
  9.00%, 8/1/04                                      1,500,000     1,565,427
Kansas Gas & Electric
  7.60%, 12/15/03                                      300,000       296,761
MidAmerican Energy
  6.50%, 12/15/01                                    1,250,000     1,251,524
Noble Affiliates
  7.25%, 10/15/23                                      600,000       547,366
Old Dominion Electric
  8.76%, 12/1/22                                     1,600,000     1,729,245
PSI Energy
  8.85%, 1/15/22                                     1,980,000     2,121,550
Scana Corporation
  7.44%, 10/19/04                                    3,000,000     3,093,636
Texas Gas Transmissions
  8.625%, 4/1/04                                     1,000,000     1,072,706
Washington Water Public
  8.01%, 12/17/01                                    2,000,000     2,026,776
-----------------------------------------------------------------------------
                                                                  17,923,783

                                  Bond Fund 3

                                                   Par          Market
                                                   Amount       Value
Total Long Term Debt Instruments: 93.2%
(Cost $308,516,788)                                             $314,233,775
-----------------------------------------------------------------------------

Money Market Instruments:
-----------------------------------------------------------------------------
UBS Finance (DE)
  6.5046%, 1/2/01                                  $ 1,500,000     1,499,729
-----------------------------------------------------------------------------

Total Money Market Instruments: 0.4%
(Cost of $1,499,729)                                               1,499,729
-----------------------------------------------------------------------------

Treasury Obligation Bills:
-----------------------------------------------------------------------------
U.S. Treasury Bill
  5.555%, 11/29/01                                  12,750,000    12,154,473
-----------------------------------------------------------------------------

Total Treasury Obligation Bills: 3.6%
(Cost of $12,096,825)                                             12,154,473
-----------------------------------------------------------------------------

                                                    Number
Preferred Stock:                                    of Shares
-----------------------------------------------------------------------------
Centaur Funding
  9.08%                                                 17,500     1,819,454
-----------------------------------------------------------------------------

Total Preferred Stock: 0.6%
(Cost of $1,764,021)                                               1,819,454
-----------------------------------------------------------------------------

Total Investments: 97.8%
(Cost $323,877,363)                                              329,707,431
-----------------------------------------------------------------------------
Other Assets Over Liabilities: 2.2%                                7,479,373
-----------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $11.891 per share
based on 28,355,936 shares
issued and outstanding)                                         $337,186,804
-----------------------------------------------------------------------------
Components of Net Assets at December 31, 2000:
-----------------------------------------------------------------------------
Common Stock, par value $.01 per share,
 50,000,000 authorized shares                                   $    283,559
Paid in capital in excess of par value of shares issued          341,433,835
Undistributed net investment income                                2,124,217
Accumulated net realized loss on investments                     (12,484,875)
Net unrealized appreciation of investments                         5,830,068
-----------------------------------------------------------------------------
Total Net Assets                                                $337,186,804
-----------------------------------------------------------------------------

* Zero couon security. The interest rate disclosed is the effective yield at the time of purchase.

 See accompanying notes to financial statements.

                                  Bond Fund 4

Lincoln National Bond Fund, Inc.

Statement of Assets and Liabilities

December 31, 2000


Assets:
 Investments at market (cost $323,877,363)     $329,707,431
 Cash and foreign currencies                      2,011,494
 Dividends and interest receivable                5,449,677
 Subscriptions receivable                           918,214
 Receivable for securities sold                  15,243,574
                                               ------------
  Total assets                                               $353,330,390
                                                             ------------


Liabilities:
 Liquidations payable                                90,474
 Payable for securities purchased                15,876,242
 Other accounts payable and accrued expenses        176,870
                                               ------------
  Total liabilities                                            16,143,586
                                                             ------------
Total net assets                                                           $337,186,804
                                                                           ============

See accompanying notes to financial statements.


                                  Bond Fund 5

Lincoln National Bond Fund, Inc.

Statement of Operations
Year ended December 31, 2000


Investment income:
 Interest                                               $ 21,954,689
----------------------------------------------------------------------
  Total investment income                                 21,954,689
----------------------------------------------------------------------

Expenses:
 Management fees                                           1,398,198
----------------------------------------------------------------------
 Accounting fees                                             144,961
----------------------------------------------------------------------
 Printing and postage                                         80,394
----------------------------------------------------------------------
 Professional fees                                            28,948
----------------------------------------------------------------------
 Custody fees                                                 21,610
----------------------------------------------------------------------
 Directors fees                                                4,200
----------------------------------------------------------------------
 Other                                                        23,477
----------------------------------------------------------------------
                                                           1,701,788
----------------------------------------------------------------------
 Less expenses paid indirectly                               (11,187)
----------------------------------------------------------------------
  Total expenses                                           1,690,601
----------------------------------------------------------------------
Net investment income                                     20,264,088
----------------------------------------------------------------------
Net realized and unrealized gain/loss on investments:
----------------------------------------------------------------------
 Net realized loss on investment transactions             (6,168,328)
----------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
  of investments                                          18,007,181
----------------------------------------------------------------------
Net realized and unrealized gain on investments           11,838,853
----------------------------------------------------------------------
Net increase in net assetsresulting from operations     $ 32,102,941
----------------------------------------------------------------------


Statements of Changes in Net Assets

                                                Year ended.      Year ended
                                                12/31/00         12/31/99
                                                -------------------------------
Changes from operations:
 Net investment income                          $  20,264,088    $  20,955,258
-------------------------------------------------------------------------------
 Net realized loss on investment transactions      (6,168,328)      (3,138,359)
-------------------------------------------------------------------------------
 Net change in unrealized appreciation/
 depreciation of investments                       18,007,181      (29,520,039)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          32,102,941      (11,703,140)
-------------------------------------------------------------------------------

Distributions to shareholders from:
 Net investment income                            (19,468,669)     (23,020,367)
-------------------------------------------------------------------------------
  Total distributions to shareholders             (19,468,669)     (23,020,367)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions          (6,370,218)       1,838,441
-------------------------------------------------------------------------------
 Total increase (decrease) in net assets            6,264,054      (32,885,066)
-------------------------------------------------------------------------------
Net Assets, beginning of year                     330,922,750      363,807,816
-------------------------------------------------------------------------------
Net Assets, end of year                         $ 337,186,804    $ 330,922,750
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                  Bond Fund 6

Lincoln National Bond Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout the year)

                                              Year ended December 31,
                                              2000         1999        1998        1997        1996
                                              -------------------------------------------------------------
Net asset value, beginning of year            $    11.436  $   12.689  $   12.861  $   11.766  $    12.247

Income (loss) from investment operations:
   Net investment income                            0.787       0.772       0.662       0.785       0.767
   Net realized and unrealized gain (loss)
      on investments                                0.426      (1.180)      0.494       0.310      (0.481)
                                              -------------------------------------------------------------
   Total from investment operations                 1.213      (0.408)      1.156       1.095       0.286
                                              -------------------------------------------------------------

Less dividends:
   Dividends from net investment income            (0.758)     (0.845)     (1.328)        --       (0.767)
                                              -------------------------------------------------------------
   Total dividends                                 (0.758)     (0.845)     (1.328)        --       (0.767)
                                              -------------------------------------------------------------
Net asset value, end of year                  $    11.891  $   11.436  $   12.689  $   12.861  $   11.766
                                              -------------------------------------------------------------

Total Return(1)                                     10.88%      (3.27%)      9.56%       9.30%       2.31%

Ratios and supplemental data:
   Ratio of expenses to average net assets          0.55%       0.53%       0.52%       0.53%       0.51%
   Ratio of net investment income
       to average net assets                        6.55%       6.02%       5.90%       6.45%       6.56%
   Portfolio Turnover                                167%         39%         51%         56%        142%

   Net assets, end of year (000 omitted)        $337,187    $330,923    $363,808    $280,383    $253,328

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.


                                  Bond Fund 7

Lincoln National Bond Fund, Inc.

Notes to Financial Statements

December 31, 2000

The Fund: Lincoln National Bond Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with a prudent investment strategy. The Fund invests primarily in medium and long-term corporate and government bonds.

1. Significant Accounting Policies

Security Valuation: Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2000, the custodial fees offset agreement amounted to $11,187.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200 million of the average daily net assets of the Fund, .40% of the next $200 million, and .30% of the average daily net assets of the Fund in excess of $400 million.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2000.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

                                  Bond Fund 8

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the year ended December 31, 2000 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 2000 are as follows:

     Aggregate       Aggregate        Gross            Gross           Net
     Cost of         Proceeds         Unrealized       Unrealized      Unrealized
     Purchases       From Sales       Appreciation     Depreciation    Appreciation
     -------------------------------------------------------------------------------
     $499,553,202    $508,978,088     $6,845,917       $(1,015,849)    $5,830,068

4. Summary of Changes From Capital Share Transactions

                                               Shares Issued Upon                                  Net Increase (Decrease)
                      Capital                  Reinvestment of          Capital Shares             Resulting From Capital
                      Shares Sold              Dividends                Redeemed                   Share Transactions
                      -----------------------------------------------------------------------------------------------------
                      Shares     Amount        Shares     Amount        Shares       Amount        Shares      Amount
                      -----------------------------------------------------------------------------------------------------
Year ended
  December 31, 2000:  4,016,176  $47,145,526   1,697,655  $19,468,671   (6,295,838)  $(72,984,415)  (582,007)  $(6,370,218)

Year ended
  December 31, 1999:  3,927,624   47,592,208   1,980,915   23,020,366   (5,641,533)   (68,774,133)   267,006     1,838,441

5. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

6. Capital Loss Carryforward

As of December 31, 2000, the Fund had $10,899,828 of unused capital loss carryforward for federal tax purposes. The loss carryforward expires in the years 2002 to 2008.

                                  Bond Fund 9

Lincoln National Bond Fund, Inc.
Report of Ernst &Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Lincoln National Bond Fund, Inc.

We have audited the accompanying statement of net assets and the statement of assets and liabilities of Lincoln National Bond Fund, Inc. (the "Fund") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Bond Fund, Inc. at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                               /s/ ERNST & YOUNG


Philadelphia, Pennsylvania
February 5, 2001

                                  Bond Fund 10